INVESTMENT IN PUBLIC COMPANY (Details) - Intensity [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning, balance	$ 2,087	$ 7,409
Unrealized gain (loss) on investment		(5,322)
Proceeds received from sale of Intensity shares	(2,812)
Gain on sale of Intensity	725
Ending balance		$ 2,087